Self-Insured Risks - Textual (Details) $ in Millions	Dec. 31, 2016 USD ($) claim	Dec. 31, 2015 USD ($) claim
Insurance [Abstract]
Maximum first layer of insurance coverage funded	$ 28.0
Self-insurance reserves included in Other currentliabilities	$ 61.0	$ 40.5
Number of individual claims covered by reserves | claim	1,000	1,100